Aquila Investment Management LLC
120 West 45th Street, Suite 3600
New York, NY  10036






July 22, 20134




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Capital Cash Management Trust
	Proxy voting on Form N-PX
	(33 Act No. 2-50843; 40 Act No. 811-2481)




Ladies and Gentlemen:

       On behalf of Capital Cash Management Trust, a Massachusetts business trust (the 'Trust'), we are hereby filing the June 30, 2014 proxy voting report on Form N-PX under Section 30 of the Investment Company
Act of 1940 and Sections 13 and 15(d) of the Securities
Exchange Act of 1934.

	As noted in the filing, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting.


	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.


Sincerely,

/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer